Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and banks	R$ 95,411	R$ 31,784
Cash equivalents	4,567,815	1,650,822
Total	R$ 4,663,226	R$ 1,682,606	R$ 838,484	R$ 1,867,485